Oppenheimer Quest Global Value Fund, Inc.

Supplement dated August 7, 2001 to the

Prospectus dated February 12, 2001

The Prospectus is changed as follows:

1. The supplement dated June 15, 2001 is withdrawn.

2. The section titled "Shareholder Fees" on page 7 is deleted and replaced with the following:

      Shareholder Fees (charges paid directly from your investment):

      -------------------------------------------------------------------------
                                Class A     Class B      Class C     Class N
                                Shares       Shares      Shares      Shares
                              -------------------------------------
      ------------------------                                     ------------
            Maximum Sales
            Charge (Load) on     5.75%        None        None        None
            purchases
            (as % of
            offering price)
                              -------------------------------------
      -------------------------------------------------------------------------
            Maximum Deferred
            Sales Charge
            (Load) (as % of      None1        5%2          1%3         1%4
            the lower of the
            original
            offering price
            or redemption
            proceeds)
      -------------------------------------------------------------------------
            Redemption Fee
            (as a percentage     2.00%       2.00%        2.00%       2.00%
            of total
            redemption
            proceeds)5
      -------------------------------------------------------------------------

      1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
      2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
      3. Applies to shares redeemed within 12 months of purchase.
      4. Applies to shares redeemed within 18 months of retirement plan's first purchase.
      5. Effective September 1, 2001, the redemption fee will apply to the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.  See "How to Sell Shares" for more information on when the redemption fee will apply.
3. The fifth paragraph of the section captioned "What Classes of Shares Does the Fund Offer?" on page 15 is deleted and replaced with the following:

Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within eighteen (18) months of the retirement plan’s first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in “How Can You Buy Class N Shares?” below.

4. The first and second sentences of the section captioned “Class A Contingent Deferred Sales Charge” on page 18 are deleted and replaced with the following:

There is no initial sales charge on non-retirement plan purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001. (After March 1, 2001, retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.) The Distributor pays dealers of record commissions in an amount equal to 1.0% of purchases of $1 million or more other than by those grandfathered retirement accounts.

5. The following sentence in the section captioned “Class A Contingent Deferred Sales Charge” on page 18 is deleted:

That commission will not be paid on purchases of shares of $1 million or more (including any right of accumulation) by a retirement plan that pays for the purchase with the redemption of Class C shares of one or more Oppenheimer funds.

6. The following is added after the section captioned "Can You Reduce Class A Sales Charges?" on page 18:

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor, and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. There is no contingent deferred sales charge upon the redemption of such shares. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale. That concession will not be paid on purchases of shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than eighteen (18) months.

7. The first paragraph of the section captioned "How Can You Buy Class N Shares?" on page 19 is deleted and replaced with the following:

How Can You Buy Class N Shares? Class N shares are offered only through retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or through retirement plans (not including IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See “Availability of Class N shares” in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

8. The following is added to the end of the last paragraph under the section captioned “Distribution and Service Plans for Class B, Class C and Class N Shares” on page 20:

That sales concession on the sale of Class N shares will not be paid on (i) purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), (ii) purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and (iii) on purchases of Class N shares by an OppenheimerFunds–sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

9. The third sentence of the section captioned “OPPENHEIMERFUNDS INTERNET WEB SITE” on page 22 is deleted and replaced with the following:

To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that web site.

10. The following is added after the first paragraph under the section captioned “How to Sell Shares” on page 23:

Effective September 1, 2001, the Fund will assess a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The redemption fee is paid to the Fund, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee will be imposed to the extent that Fund shares redeemed exceed Fund shares that have been held more than 30 days. For shares of the Fund acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to apply the redemption fee.

The redemption fee will not be imposed on shares: (1) held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, Section 403(b)(7) custodial plan accounts, or plans administered as college savings programs under Section 529 of the Internal Revenue Code, (2) redeemed under automatic withdrawal plans or pursuant to automatic re-balancing in OppenheimerFunds Portfolio Builder accounts, (3) redeemed due to death or disability of the shareholder, or (4) redeemed from accounts for which the dealer, broker or financial institution of record has entered into an agreement with the Distributor for this purpose.

11. The following is added as a final bullet point under the section captioned "Are There Limitations on Exchanges?" on page 26:

o Effective September 1, 2001, the Fund will assess a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. Further details are set forth following the first paragraph under “How to Sell Shares” on page 23.

August 7, 2001                                                             PS0254.019

Oppenheimer Quest Global Value Fund, Inc.

Supplement dated August 7, 2001 to the

Statement of Additional Information dated February 12, 2001

Revised March 1, 2001

1. The supplement dated April 2, 2001 is withdrawn.

2. Effective as of April 1, 2001, George Loft retired as a Director of the Fund. The biography for George Loft set forth in the section captioned “How the Fund is Managed – Directors and Officers of the Fund” on page 31 is deleted.

3. Effective as of April 1, 2001, Brian Wruble was appointed as a Director of the Fund. The following biography is added to the section captioned “How the Fund is Managed – Directors and Officers of the Fund” on page 31:

Brian Wruble, Director, Age: 57. Two World Trade Center, New York, New York 10048

General Partner, Odyssey Partners, L.P. (investment partnership) (1995-present); Special Limited Partner, Odyssey Investment Partners, LLC (private equity investment) (1999-present) and was Managing Principal, Odyssey Investment Partners, LLC from 1997-1998; Governor, Association of Investment Management and Research (“AIMR”) (1992-1998); Trustee, Research Foundation of AIMR (1994-1995) (2000-present); Trustee, Institute of Chartered Financial Analysts (1992-1998); Trustee, Institute for Advanced Study (1992-present); Governor, Jerome Levy Economics Institute of Bard College (1990-present), Board of Governing Trustees, The Jackson Laboratory (1999-present); Board of Incorporators, The Jackson Laboratory (1991-1998); Director, Ray & Berendston, Inc. (2000-present).

4. The biography for Thomas W. Courtney in the section captioned “How the Fund is Managed - Directors and Officers of the Fund” on page 30 is deleted and replaced with the following:

Thomas W. Courtney, Director; Age 67. 833 Wyndemere Way, Naples, Florida 34105

Principal of Courtney Associates, Inc. (venture capital firm); former General Partner of Trivest Venture Fund (private venture capital fund); former President of Investment Counseling Federated Investors, Inc.; Trustee of Cash Assets Trust, a money market fund; Director of OCC Cash Reserves, Inc., and Trustee of OCC Accumulation Trust, both of which are open-end investment companies; Trustee of Hawaiian Tax-Free Trust and Tax Free Trust of Arizona, tax-exempt bond funds; former Director of Financial Analysts Federation.

5. The compensation table set forth in the section titled “How the Fund is Managed – Directors and Officers of the Fund- Remuneration of Directors” on page 32 is deleted and replaced with the following:

   Director's Name   Aggregate       Retirement       Total Compensation
                     Compensation    Benefits         From all Oppenheimer
                     From the Fund 1 Accrued as Part  Quest/Rochester
                                     of Fund Expenses Funds (10 Funds)2
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------
   Paul Y. Clinton   $5,054          $0               $116,1893
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------
   Thomas W.
   Courtney          $5,054          $0               $116,1893
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------
   Robert G. Galli   $5,055          $0               $191,1344
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------
   Lacy B. Herrmann  $5,055          $0               $116,1893
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------
   George Loft       $5,055          $0               $96,1143,5
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------
   Brian Wruble6     $0              $0               $0
   -------------------------------------------------------------------------
1.    Aggregate  compensation  includes fees, deferred  compensation,  if any, and retirement plan benefits accrued for a Director.
2.    For the 2000 calendar year.
3.    Total  compensation  for the 2000 calendar  year  includes  compensation paid by OCC Cash Reserves,  Inc. and OCC Accumulation Trust (which in the  aggregate  consist of 16  portfolios,  of which 12 are currently offered).  The Sub-Advisor  acts as the investment  advisor for these funds.  These funds are not affiliated  with the  Oppenheimer  funds, the Manager or the Distributor.  The aggregate  compensation  paid to
         Messrs.  Clinton,  Courtney,  Herrmann and Loft by these funds was as follows: Mr. Clinton,  $29,750; Mr. Courtney,  $29,750; Mr. Herrmann,
         $29,750; and Mr. Loft, $6,675.
4.    Total   compensation   for  the  2000   calendar   year  also   includes
         compensation   received  for  serving  as  a  Director  of  30  other
         Oppenheimer funds.
5.    Mr. Loft retired as a Director of the Fund, effective April 1, 2001.
6.    Mr. Wruble became a Director of the Fund, effective April 1, 2001.

6. The following is added after the section captioned “Classes of Shares Class B Conversion” on page 52:

|X| Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o to all rollover IRAs, o to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans, o to all trustee-to-trustee IRA transfers, o to all 90-24 type 403(b) transfers,

o to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,

o to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,

o to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

o to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

7. Appendix C to the Statement of Additional Information is changed as follows:

A. The definition of “Group Retirement Plans” set forth in footnote 4 under “OppenheimerFunds Special Sales Charge Arrangements and Waivers” in Appendix C is deleted and replaced with the following:

The term “Group Retirement Plan” means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term “Group Retirement Plan” also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.

B. The following is deleted from "II. Waivers of Class A Sales Charges of Oppenheimer Funds - C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.":

For distributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.

C. The following is deleted from "III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds - A. Waivers for Redemptions in Certain Cases.":

(12) Distributions from Retirement Plans having 500 or more eligible employees, except distributions made because of the elimination of all of the Oppenheimer funds as an investment option under the Plan.

D. The sixth bullet point under “III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds – A. Waivers for Redemptions in Certain Cases” is deleted and replaced with the following:

Redemptions requested in writing by a Retirement Plan sponsor, of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan’s first purchase of Class C shares if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.

August 7, 2001                                               PXO254.012